Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue	Disaggregation of revenue
	Year ended December 31,
	2025	2024	2023
Revenues at a point in time	727,215	894,354	620,508
Revenues recorded overtime	319,449	37,800
Total Revenue	1,046,664	932,154	620,508